Financial instruments - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net	$ 40,872	$ (2,020)
Gain (loss)	36,577	32,269
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(1,658)	(7,505)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(3,075)	(5,019)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	16,466	4,144
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	29,139	6,360
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	40,872	(4,333)
Gain (loss)	30,600	31,863
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net	0	2,313
Gain (loss)	5,977	2,068
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 0	$ (1,662)